Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Interest on non-performing loans	$ 139	$ 69
Allowance for loan losses	3,554	3,474
Deferred compensation	714	702
Deferred retirement expense	951	789
Restricted stock awards	15
Accrued directors fees	27	32
Accrued group health contingency	52	46
Writedown of securities		343
Net unrealized loss on derivative	65	185
Unrecognized employee benefits under ASC 715-10	1,680	1,537
Other	252	51
Gross deferred tax assets	7,449	7,228
Deferred tax liabilities:
Deferred loan costs, net of fees	(1,149)	(653)
Prepaid pension	(1,621)	(1,643)
Accelerated depreciation	(611)	(651)
Purchased goodwill	(3,257)	(2,961)
Mortgage servicing rights	(851)	(717)
Net unrealized gain on available-for-sale securities	(777)	(1,124)
Core deposit intangibles and other market value adjustments	(1,180)	(1,144)
Gross deferred tax liabilities	(9,446)	(8,893)
Net deferred tax liability	$ (1,997)	$ (1,665)